OPERATING LEASE (Details) - USD ($)	12 Months Ended
	Nov. 30, 2025	Nov. 03, 2025	Oct. 16, 2025
Lease cost::
Operating lease cost	$ 3,662
Short term lease cost	119,892
Net lease cost	123,554
Lease balance sheet information:
Current portion of operating lease liability	33,155
Long-term portion of operating lease liability	55,086
Total lease liability	$ 88,241
Office Lease, New York, NY
OPERATING LEASE
Lease term			5 years 2 months
Office Lease, Vancouver, Canada
OPERATING LEASE
Lease term		2 years
Discount rate		10.00%